THIS DOCUMENT IS A COPY OF THE FORM N-Q FILED ON SEPTEMBER 29, 2004 PURSUANT TO A RULE 201 TEMPORARY HARDSHIP EXEMPTION.

   As filed with the Securities and Exchange Commission on September 29, 2004


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21168

               NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND, INC.
               -------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
               Neuberger Berman Intermediate Municipal Fund, Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments California Intermediate Municipal Fund Inc.

Principal Amount                    Security @                                                   Rating                  Value+
($ 000's omitted)                                                                       Moody's           S&P       ($000's omitted)
Tax-Exempt Securities-Backed by Insurance (86.5%)

American Capital Access
       1,000       Puerto Rico Ind ., Tourist, Ed., Med., & Env. Ctrl. Fac. Rev.
                   (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A,
                   5.25%, due 8/1/15                                                                        A                1,021++

American Municipal Bond Assurance Corp.
       1,285       Bay Area (CA) Governments Assoc. Bart SFO Extension Rev.
                   (Arpt. Premium Fare), Ser. 2002 A, 5.00%, due 8/1/21                                   AAA                1,324
       1,000       California St. Pub. Works Board Lease (Dept. of Gen. Svc.)
                   Rev. (Cap. East End Complex), Ser. 2002 A, 5.25%, due
                   12/1/16                                                                                AAA                1,077
       1,000       Fresno (CA) Unified Sch. Dist. Ref. G.O., Ser. 2002 A,
                   6.00%, due 2/1/17                                                                      AAA                1,175
       1,905       Long Beach (CA) Bond Fin. Au. Tax Allocation Rev.,
                   (Downtown, North Long Beach, Poly High, & West Beach Redev.
                   Proj.), Ser. 2002 A, 5.38%, due 8/1/17                                                 AAA                2,061
        500        Long Beach (CA) Fin. Au. Rev., Ser. 1992, 6.00%, due 11/1/17                           AAA                  578
       1,045       Marin Co. (CA) Muni. Wtr. Dist. Wtr. Ref. Rev., Ser. 2002,
                   5.00%, due 7/1/17                                                                      AAA                1,104
       1,445       Oceanside (CA) Cert. of Participation Ref. Rev., Ser. 2003
                   A, 5.25%, due 4/1/14                                                                   AAA                1,579
       2,600       Sacramento (CA) Muni. Util. Dist. Elec. Rev., Ser. 1997 K,
                   5.70%, due 7/1/17                                                                      AAA                2,966
        500        Salinas Valley (CA) Solid Waste Au. Rev., Ser. 2002, 5.00%,
                   due 8/1/06                                                                             AAA                  527
       2,000       San Francisco (CA) St. Bldg. Au. Lease Rev. (San Francisco
                   Civic Ctr. Complex), Ser. 1996 A, 5.25%, due 12/1/16                                   AAA                2,148
       2,500       San Jose (CA) Fin. Au. Lease Rev. (Civic Ctr. Proj.), Ser.
                   2002 B, 5.25%, due 6/1/17                                                              AAA                2,679
       1,000       San Jose (CA) Multi-Family Hsg. Rev. (Fallen Leaves Apts.
                   Proj.), Ser. 2002 J-1, 4.95%, due 12/1/22                             Aaa              AAA                1,007

Financial Guaranty Insurance Co.
       2,550       Contra Costa (CA) Comm. College Dist. G.O., Ser. 2002,
                   5.25%, due 8/1/17                                                                      AAA                2,745
       1,000       Kings Canyon (CA) Joint Unified Sch. Dist. G.O., Ser. 2002,
                   5.38%, due 8/1/17                                                     Aaa              AAA                1,085
       5,000       Los Angeles (CA) Dept. of Arpts. Rev. (Los Angeles Int'l.
                   Arpt.), Ser. 2002 A, 5.25%, due 5/15/18                               Aaa              AAA                5,322
       1,090       Moreland (CA) Sch. Dist. Ref. G.O., Ser. 2002, 5.13%, due
                   9/1/17                                                                                 AAA                1,163
        535        Nevada & Placer Cos. (CA) Irrigation Dist. Cert. of
                   Participation Rev., Ser. 2002, 5.00%, due 1/1/16                                       AAA                  565
        565        Nevada & Placer Cos. (CA) Irrigation Dist. Cert. of
                   Participation Rev., Ser. 2002, 5.00%, due 1/1/17                                       AAA                  594
       1,045       Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/15                                     AAA                1,111
       1,210       Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/18                                     AAA                1,268
       1,290       Oakland (CA) Redev. Agcy. Sub. Tax Allocation Rev. (Central
                   Dist. Redev. Proj.), Ser. 2003, 5.50%, due 9/1/17                                      AAA                1,415
        575        Port of Oakland (CA) Rev., Ser. 2002 M, 5.25%, due 11/1/17                             AAA                  619
       2,655       Riverside Co. (CA) Eastern Muni. Wtr. Dist. Cert. of
                   Participation Wtr. & Swr. Rev., Ser. 2001 A, 5.00%, due
                   7/1/19                                                                Aaa              AAA                2,749
       2,000       San Diego (CA) Unified Sch. Dist. G.O., Ser. 2002 D, 5.25%,
                   due 7/1/21                                                            Aaa              AAA                2,125
       1,500       San Francisco (CA) City & Co. Int'l. Arpt. Second Ser. Rev.,
                   5.25%, due 5/1/16                                                                      AAA                1,561

Financial Security Assurance Inc.

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments California Intermediate Municipal Fund Inc. cont'd

Principal Amount                    Security @                                                   Rating                  Value+
($ 000's omitted)                                                                       Moody's           S&P       ($000's omitted)
       1,000       Burbank (CA) Pub. Svc. Dept. Elec. Rev., Ser. 1998, 5.13%,
                   due 6/1/16                                                                             AAA                1,065
       1,000       California St. Dept. of Wtr. Res. Wtr. Rev., Ser. 2001 W,
                   5.50%, due 12/1/13                                                    Aaa              AAA                1,136
       3,000       California St. Pub. Works Board Lease Rev. (Regents of the
                   Univ. of California, UCLA Replacement Hosp.), Ser. 2002 A,
                   5.38%, due 10/1/13                                                                     AAA                3,323
       1,275       Los Angeles Co. (CA) Long Beach Unified Sch. Dist. G.O.,
                   Ser. 2002 D, 5.00%, due 8/1/17                                                         AAA                1,337
        500        Marin Co. (CA) Dixie Elementary Sch. Dist. G.O., Ser. 2000
                   A, 5.38%, due 8/1/17                                                                   AAA                  545
       3,000       Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A, 5.25%, due
                   8/1/17                                                                                 AAA                3,263
       1,000       Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A, 5.25%, due
                   8/1/21                                                                Aaa              AAA                1,072
       5,000       San Francisco (CA) City & Co. Redev. Agcy. Lease Ref. Rev.
                   (George R. Moscone Convention Ctr.), Ser. 2002, 5.00%, due
                   7/1/17                                                                Aaa              AAA                5,266
       1,000       San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B, 5.00%, due
                   3/1/11                                                                                 AAA                1,057
       1,615       San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B, 5.00%, due
                   3/1/12                                                                                 AAA                1,706
       1,620       Santa Clara Co. (CA) Fremont Union High Sch. Dist. G.O.,
                   Ser. 2002 C, 5.00%, due 9/1/20                                        Aaa              AAA                1,686

Municipal Bond Investors Assurance Corp.
       1,250       Alameda Co. (CA) Cert. of Participation Ref. Rev., Ser. 2001
                   A, 5.38%, due 12/1/17                                                                  AAA                1,354
       4,000       California Poll. Ctrl. Fin. Au. Ref. PCR (Pacific Gas &
                   Elec. Co.), Ser. 1996 A, 5.35%, due 12/1/16                                            AAA                4,259++
       2,835       Glendale (CA) Redev. Agcy. Tax Allocation Rev. (Central
                   Glendale Redev. Proj.), Ser. 2002, 5.00%, due 12/1/16                                  AAA                3,021
       2,480       Glendale (CA) Redev. Agcy. Tax Allocation Rev. (Central
                   Glendale Redev. Proj.), Ser. 2002, 5.25%, due 12/1/17                                  AAA                2,681
       3,890       Port of Oakland (CA) Ref. Rev., Ser. 2002 N, 5.00%, due
                   11/1/13                                                                                AAA                4,113
        750        Santa Clara Co. (CA) Saratoga Union Sch. Dist. Ref. G.O.,
                   Ser. 1999, 5.13%, due 9/1/11                                                           AAA                  831
       3,905       Solano Co. (CA) Cert. of Participation Rev., Ser. 2002,
                   5.25%, due 11/1/17                                                                     AAA                4,191
       1,000       Univ. of California Regents Rev. (Multi. Purp. Proj.), Ser.
                   2000 K, 5.00%, due 9/1/12                                                              AAA                1,080
                                                                                                                           -------
                                                                                                                            84,554
                                                                                                                           -------

Tax-Exempt Securities-Other (70.9%)
        780        Abag (CA) Fin. Au. Cert. of Participation Rev. (Channing
                   House), Ser. 1999, 4.90%, due 2/15/09                                                 BBB+                  811++
       3,050       Abag (CA) Fin. Au. Cert. of Participation Rev. (Episcopal
                   Homes Foundation), Ser. 1998, 5.13%, due 7/1/18                                       BBB+                2,903++
       1,000       Abag (CA) Fin. Au. Rev. (San Diego Hosp. Assoc.), Ser. 2003
                   C, 5.13%, due 3/1/18                                                 Baa1             BBB+                  993++
        900        Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                   Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                        Baa2              BBB                1,011
        750        Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc.
                   Proj.), Ser. 1999 B, 7.75%, due 12/1/18                               Ba1             BBB-                  817++
       1,000       Brazos (TX) River Harbor Navigation Dist. of Brazoria Co.
                   Env. Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002 A-4,
                   5.20%, due 5/15/33                                                    A3               A                  1,053++
        765        California Co. (CA) Tobacco Securitization Agcy. Tobacco

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments California Intermediate Municipal Fund Inc. cont'd

Principal Amount                    Security @                                                   Rating                  Value+
($ 000's omitted)                                                                       Moody's           S&P       ($000's omitted)
                   Settlement Asset-Backed Rev., Ser. 2002, 4.75%, due 6/1/19           Baa3              BBB                  749
       1,750       California Ed. Fac. Au. Ref. Rev. (Stanford Univ.), Ser.
                   2001 R, 5.00%, due 11/1/21                                            Aaa              AAA                1,817++
       2,000       California Hlth. Fac. Fin. Au. Rev. (Catholic Healthcare
                   West), Ser. 2004 I, 4.95%, due 7/1/26                                Baa1             BBB+                1,993++
       2,000       California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med.
                   Ctr.), Ser. 1999 A, 6.13%, due 12/1/19                                A3                                  2,158++
       1,000       California Hlth. Fac. Fin. Au. Rev. (Kaiser Permanente),
                   Ser. 1998 B, 5.00%, due 10/1/20                                                        AAA                1,039++
       1,500       California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                   (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23          Baa3              BBB                1,533++
       2,500       California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                   (Waste Management, Inc. Proj.), Ser. 2002 B, 4.45%, due
                   7/1/27 Putable 7/1/05                                                                  BBB                2,527++
       1,000       California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                   (Waste Management, Inc. Proj.), Ser. 2002 C, 4.85%, due
                   12/1/27 Putable 12/1/17                                                                BBB                1,034++
       4,500       California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser.
                   2002 A, 5.75%, due 5/1/17                                             A3              BBB+                4,965
       1,000       California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser.
                   2002 A, 5.38%, due 5/1/22                                             A3              BBB+                1,043
       2,250       California St. G.O., Ser. 2002, 5.00%, due 10/1/17                    A1                A+                2,342
       1,095       California St. Pub. Works Board Lease Rev. (California Comm.
                   Colleges), Ser. 2004 B, 5.50%, due 6/1/20                            Baa2             BBB-                1,176
       1,000       California St. Univ., Fresno Assoc., Inc. Rev. (Auxiliary
                   Organization Event Ctr.), Ser. 2002, 5.00%, due 7/1/12               Baa3             BBB-                1,030
       2,000       California Statewide CDA Cert. of Participation Rev.
                   (Children's Hosp. Los Angeles), Ser. 1999, 5.13%, due
                   8/15/19                                                               A2                A+                2,032++
       2,000       California Statewide CDA Cert. of Participation Rev. (The
                   Internext Group), Ser. 1999, 5.38%, due 4/1/17                                         BBB                1,990++
       5,000       California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.),
                   Ser. 2003 A, 6.00%, due 10/1/16                                       A3               A                  5,414++
        500        California Statewide CDA Rev. (East Valley Tourist Dev.
                   Au.), Ser. 2003 A, 9.25%, due 10/1/20                                                  BB                   541
       3,000       California Statewide CDA Rev. (Kaiser Permanente), Ser. 2002
                   E, 4.70%, due 11/1/36 Putable 6/1/09                                  A3                                  3,160++
       1,000       Central (CA) Joint Pwr. Hlth. Fin. Au. Cert. of
                   Participation Rev., (Comm. Hosp. of Central California
                   Proj.), Ser. 2000, 5.50%, due 2/1/14                                 Baa1             BBB+                1,034++
       1,020       Cerritos (CA) Pub. Fin. Au. Sub. Tax Allocation Rev.
                   (Cerritos Redev. Proj.), Ser. 2002 B, 4.40%, due 11/1/16                               BBB                  966
       1,000       Cumberland Co. (PA) West Shore Area Au. Hosp. Rev. (Holy
                   Spirit Hosp. of the Sisters of Christian, Charity Proj.),
                   Ser. 2001, 6.00%, due 1/1/18                                                          BBB+                1,047++
        500        Dallas-Fort Worth (TX) Int'l Arpt. Fac. Imp. Corp. Rev.,
                   Ser. 2004 A-1, 6.15%, due 1/1/16                                     Baa3             BBB-                  499++
       1,000       De Kalb Co. (GA) Dev. Au. Ref. PCR (General Motors Corp.
                   Proj.), Ser. 2002, 6.00%, due 3/15/21                                 A3               BBB                1,021++
       1,210       Elk Grove (CA) Spec. Tax Rev. (East Franklin Comm. Fac.
                   Dist. Number 1), Ser. 2002 A, 5.38%, due 8/1/17                                        BB+                1,202
       1,270       Los Angeles (CA) Dept. of Wtr. & Pwr. Sys. Rev., Ser. 2001
                   A, Sub. Ser. A-3, 5.38%, due 7/1/20                                   Aa3                                 1,324
        750        Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
                   Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09           Ba2              BB                   750++
       1,500       Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                   Ser. 2001 A, 5.25%, due 11/15/13                                     Baa2              BBB                1,559++
       1,405       North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev.,

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments California Intermediate Municipal Fund Inc. cont'd

Principal Amount                    Security @                                                   Rating                  Value+
($ 000's omitted)                                                                       Moody's           S&P       ($000's omitted)
                   Ser. 2003 A, 5.50%, due 1/1/14                                       Baa1             BBB+                1,515
        605        Oakland (CA) Redev. Agcy. Rev. (Coliseum Area Redev. Proj.),
                   Ser. 2003, 5.00%, due 9/1/16                                                            A-                  618
        635        Oakland (CA) Redev. Agcy. Rev. (Coliseum Area Redev. Proj.),
                   Ser. 2003, 5.00%, due 9/1/17                                                            A-                  647
       1,370       Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
                   Rev., Ser. 2002, 5.38%, due 5/15/33                                  Baa3              BBB                1,194
        440        Roseville (CA) Stone Point Comm. Fac. District No. 1 Special
                   Tax Rev., Ser. 2003, 5.70%, due 9/1/17                                                 BB+                  436
        830        San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
                   Redev. Proj.), Ser. 2003 B, 4.80%, due 9/1/15                        Baa2               A-                  834
        820        San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
                   Redev. Proj.), Ser. 2003 B, 4.90%, due 9/1/16                        Baa2               A-                  825
       3,000       San Francisco (CA) Bay Area Toll Au. Toll Bridge Rev., Ser.
                   2001 D, 5.00%, due 4/1/17                                             Aa3              AA                 3,143
       1,000       Santa Rosa (CA) Rancheria Tachi Yokut Tribe Enterprise Rev.,
                   Ser. 2003, 6.13%, due 3/1/13                                                           BBB                  994
       1,000       South Gate (CA) Pub. Fin. Au. Tax Allocation Rev. (South
                   Gate Redev. Proj. No. 1), Ser. 2002, 5.00%, due 9/1/16                                 AAA                1,054
       1,250       Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
                   Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                   Baa3              BBB                1,052
        600        Univ. of California Regents Cert. of Participation Rev. (San
                   Diego Campus & Sacramento Proj.), Ser. 2002 A, 5.25%, due 1/1/18      Aa2                                   631
        750        Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
                   6.15%, due 7/15/17                                                                     BB-                  751
        250        Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (Hovensa
                   Refinery Proj.), Ser. 2003, 6.13%, due 7/1/22                        Baa3             BBB-                  260
        750        Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands Matching
                   Fund Loan Notes), Ser. 1998 E, 6.00%, due 10/1/22                                      BBB                  759
       1,000       Virgin Islands Wtr. & Pwr. Au. Elec. Sys. Ref. Rev., Ser.
                   1998, 5.30%, due 7/1/18                                                                BBB                1,006
                                                                                                                           -------
                                                                                                                            69,252
                                                                                                                           -------

Tax-Exempt Cash Equivalent Securities (0.2%)
        200        California Poll. Ctrl. Fin. Au. PCR Ref. (Exxon Proj.) Rev.,
                   Ser. 1989, 1.00%, VRDN due 8/2/04                                    P-1              A-1+                  200++
                                                                                                                           -------

Tax-Exempt Cash Equivalent Securities-Backed by Insurance (0.8%)

American Municipal Bond Assurance Corp.
        200        California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2001 R,
                   1.09%, VRDN due 8/2/04                                              VMIG1             A-1+                  200

Financial Security Assurance Inc.
        600        California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2003 U,
                   1.14%, VRDN due 8/2/04                                              VMIG1             A-1+                  600
                                                                                                                           -------
                                                                                                                               800
                                                                                                                           -------

Tax-Exempt Cash Equivalent Securities-Backed by Letters of Credit (0.3%)

Bank of America
        280        Irvine (CA) Ltd. Oblig. Imp. (Assessment Dist. No 93-14),
                   Ser. 2000, 1.07%, VRDN due 8/2/04                                   VMIG1             A-1+                  280
                                                                                                                           -------
                   Total Investments (158.7%) (Cost $153,751)                                                              155,086##

                   Cash, receivables and other assets, less liabilities (1.7%)                                               1,643
                   Liquidation Value of Auction Market Preferred Shares [(60.4%)]                                          (59,000)
                                                                                                                           -------

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments California Intermediate Municipal Fund Inc. cont'd

Principal Amount                    Security @                                                   Rating                  Value+
($ 000's omitted)                                                                       Moody's           S&P       ($000's omitted)
                   Total Net Assets applicable to Common
                   Shareholders (100.0%)                                                                                    97,729
                                                                                                                           -------

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Intermediate Municipal Fund Inc.

Principal Amount                            Security @                                      Rating                  Value+
($000's omitted)                                                                    Moody's          S&P  ($000's omitted)
Tax-Exempt Securities-Pre-Refunded Backed by U.S. Government Securities (0.0%)
   20                San Antonio (TX) Pre-Refunded Cert. of Obligation G.O., Ser.
                     2002, 5.00%, due 2/1/14 P/R 2/1/12                               Aa2            AA+                22
                                                                                                                     -----
Tax-Exempt Securities-Escrowed in U.S. Government Securities (0.6%)
1,670                Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref.
                     Rev., Ser. 1998 A, 5.50%, due 6/15/17                                           AAA             1,884
                                                                                                                     -----
Tax-Exempt Securities-Backed by Insurance (75.9%)

American Municipal Bond Assurance Corp.
1,500                California St. Pub. Works Board Lease Rev., Ser. 2002 A,
                     5.25%, due 12/1/17                                                              AAA             1,610
5,000                Chicago (IL) G.O., Ser. 1995 A-2, 6.25%, due 1/1/13              Aaa            AAA             5,856
6,120                Chicago (IL) G.O., Ser. 2002 A, 5.38%, due 1/1/17                Aaa            AAA             6,613
4,220                Colorado Springs (CO) Util. Sys. Sub. Lien Ref. Rev., Ser.
                     2002 A, 5.38%, due 11/15/18                                                     AAA             4,578
4,100                Fargo (ND) Hlth. Sys. Rev. (Meritcare Obligated Group), Ser.
                     2002 A, 5.63%, due 6/1/17                                                       AAA             4,446++
1,065                Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, 5.25%,
                     due 7/1/18                                                                      AAA             1,131
1,125                Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, 5.25%,
                     due 7/1/19                                                                      AAA             1,191
3,000                Massachusetts Port Au. Spec. Fac. Rev. (Delta Air Lines,
                     Inc. Proj.), Ser. 2001 A, 5.50%, due 1/1/19                                     AAA             3,040++
5,010                New Hampshire Hlth. & Ed. Fac. Au. Rev. (Univ. Sys. of New
                     Hampshire), Ser. 1992, 5.38%, due 7/1/17                                        AAA             5,407
7,000                Palm Beach Co. (FL) Sch. Board Cert. of Participation, Ser.
                     2001 B, 5.38%, due 8/1/17                                                       AAA             7,560
4,610                Thornton (CO) Cert. of Participation, Ser. 2002, 5.38%, due
                     12/1/16                                                          Aaa            AAA             5,025
Financial Guaranty Insurance Co.
4,000                Denver (CO) City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 E,
                     5.25%, due 11/15/14                                              Aaa            AAA             4,234
3,075                Detroit (MI) Sch. Dist. Sch. Bldg. & Site Imp. G.O., Ser.
                     2002 A, 5.50%, due 5/1/15                                                       AAA             3,396
3,235                Houston (TX) Arpt. Sys. Sub. Lien. Ref. Rev., Ser. 2001 A,
                     5.50%, due 7/1/16                                                               AAA             3,487
4,355                Las Vegas (NV) Valley Wtr. Dist. Ref. & Wtr. Imp. G.O., Ser.
                     2003 A, 5.25%, due 6/1/16                                        Aaa            AAA             4,693
4,935                Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (New England
                     Med. Ctr. Hosp.), Ser. 2002 H, 5.38%, due 5/15/16                               AAA             5,323++
2,140                Mt. Pleasant Town (SC) Waterworks & Swr. Sys. Ref. & Imp.
                     Rev., Ser. 2002, 5.25%, due 12/1/17                                             AAA             2,309
2,080                Oakland (CA) Redev. Agcy. Sub. Tax Allocation Rev. (Central
                     Dist. Redev. Proj.), Ser. 2003, 5.50%, due 9/1/18                               AAA             2,270
8,140                Orange Co. (FL) Sales Tax Ref. Rev., Ser. 2002 A, 5.13%, due
                     1/1/18                                                           Aaa            AAA             8,651
2,000                Philadelphia (PA) Arpt. Ref. Rev. (Philadelphia Arpt. Sys.),
                     Ser. 1998 A, 5.38%, due 6/15/14                                                 AAA             2,114
6,250                Port of Seattle (WA) Sub Lien Rev., Ser. 2002 B, 5.50%, due
                     9/1/16                                                                          AAA             6,743
5,500                Prince Georges Co. (MD) Cons. Pub. Imp. G.O., Ser. 2001,
                     5.25%, due 12/1/16                                               Aaa            AAA             5,971
1,000                Sarasota Co. (FL) Util. Sys. Ref. Rev., Ser. 2002 C, 5.25%,
                     due 10/1/20                                                      Aaa            AAA             1,063
2,500                Tacoma (WA) Wtr. Sys. Rev., Ser. 2001, 5.13%, due 12/1/19                       AAA             2,629

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Intermediate Municipal Fund Inc. cont'd

Principal Amount                            Security @                                       Rating                  Value+
($000's omitted)                                                                     Moody's         S&P   ($000's omitted)
Financial Security Assurance Inc.
3,495                Bi State (MO-IL) Dev. Agcy. Metro. Dist. Rev. (Metrolink
                     Cross Co. Extension Proj.), Ser. 2002 B, 5.25%, due 10/1/16       Aaa           AAA              3,802
1,100                Charleston Co. (SC) Sch. Dist. G.O., Ser. 2001, 5.00%, due
                     2/1/18                                                            Aa1                            1,153
3,600                Corpus Christi (TX) Tax & Muni. Hotel Occupancy Tax G.O.,
                     Ser. 2002, 5.50%, due 9/1/17                                                    AAA              3,976
1,935                Dallas-Fort Worth (TX) Int'l. Arpt. Rev., Ser. 2004 B,
                     5.50%, due 11/1/18                                                Aaa           AAA              2,071
8,800                Energy Northwest (WA) Elec. Ref. Rev. (Proj. No. 3), Ser.
                     2001 A, 5.50%, due 7/1/17                                         Aaa           AAA              9,530
7,000                Harris Co. (TX) Toll Road Sr. Lien Ref. Rev., Ser. 2002,
                     5.38%, due 8/15/16                                                              AAA              7,619
2,580                Indianapolis (IN) Local Pub. Imp. Rev. (Indianapolis Arpt.
                     Au. Proj.), Ser. 2003 A, 5.63%, due 1/1/17                                      AAA              2,785
2,000                Kane, Cooke, & DuPage Cos. (IL) Elgin Sch. Dist. Number U-46
                     G.O., Ser. 1998, 5.35%, due 1/1/15                                Aaa                            2,155
5,000                King & Snohomish Cos. (WA) Northshore Sch. Dist. Number 417
                     G.O., Ser. 2002, 5.50%, due 12/1/17                               Aaa           AAA              5,518
4,260                King Co. (WA) Pub. Trans. Sales Tax Ref. G.O., Ser. 2002,
                     5.38%, due 12/1/14                                                Aaa           AAA              4,714
3,015                Knox Co. (TN) Hlth., Ed., & Hsg. Fac. Board Hosp. Ref. &
                     Imp. Rev., Ser. 2002 A, 5.50%, due 1/1/18                         Aaa           AAA              3,246++
1,725                Maine Muni. Bond Bank Rev., Ser. 1998 C, 5.35%, due 11/1/18                     AAA              1,872
5,000                New Jersey Bldg. Au. St. Bldg. Ref. Rev., Ser. 2002 B,
                     5.25%, due 12/15/15                                                             AAA              5,422
4,665                South Carolina St. Pub. Svc. Au. Rev., Ser. 2002 B, 5.38%,
                     due 1/1/18                                                        Aaa           AAA              5,043
4,200                Tarrant (TX) Reg. Wtr. Dist. Wtr. Ref. & Imp. Rev., Ser.
                     2002, 5.38%, due 3/1/16                                           Aaa           AAA              4,571
5,395                Truckee Meadows (NV) Wtr. Au. Wtr. Rev., Ser. 2001 A, 5.50%,
                     due 7/1/15                                                                      AAA              5,924
1,370                Wisconsin Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group, Inc.
                     Proj.), Ser. 1996, 6.00%, due 11/15/11                            Aaa           AAA              1,564++
Municipal Bond Investors Assurance Corp.
1,465                Arizona St. Energy Mgt. Svcs. (Main) LLC Energy Conservation
                     Rev. (Arizona St. Univ. Proj.-Main, Campus), Ser. 2002,
                     5.25%, due 7/1/17                                                               AAA              1,578
3,000                CDP-King Co. III (WA) Lease Rev. (King Street Ctr. Proj.),
                     Ser. 1997, 5.13%, due 6/1/17                                      Aaa           AAA              3,088
5,335                Clark Co. (NV) Passenger Fac. Charge Ref. Rev. (Las
                     Vegas-McCarran Int'l. Arpt. Proj.), Ser. 2002 A, 5.25%, due
                     7/1/10                                                                          AAA              5,736
4,575                Henry Co. (GA) Wtr. & Swr. Au. Wtr. & Swr. Ref. Rev., Ser.
                     2002 A, 5.13%, due 2/1/17                                         Aaa           AAA              4,944
4,955                Houston (TX) Pub. Imp. Ref. G.O., Ser. 2002, 5.25%, due
                     3/1/17                                                                          AAA              5,314
5,000                Illinois G.O., First Ser. 2002, 5.25%, due 10/1/14                Aaa                            5,452
3,000                Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.), Ser.
                     1997 A, 6.00%, due 7/1/14                                         Aaa           AAA              3,443++
1,000                Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev., Ser. 2002 B,
                     5.25%, due 1/1/18                                                 Aaa           AAA              1,067
1,850                Massachusetts St. G.O., Ser. 2002 E, 5.38%, due 1/1/18                          AAA              2,043
5,000                Michigan St. Hsg. Dev. Au. Single-Family Mtge. Rev., Ser.
                     2001 A, 5.30%, due 12/1/16                                                      AAA              5,208
2,710                Newnan (GA) Hosp. Au. Rev. Anticipation Certificate (Newnan
                     Hosp., Inc. Proj.), Ser. 2002, 5.50%, due 1/1/18                  Aaa                            2,946++
1,910                Southmost (TX) Reg. Wtr. Au. Wtr. Supply Contract Rev.
                     (Desalination Plant Proj.), Ser. 2002, 5.50%, due 9/1/19          Aaa                            2,089

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Intermediate Municipal Fund Inc. cont'd

Principal Amount                            Security @                                       Rating                    Value+
($000's omitted)                                                                     Moody's           S&P   ($000's omitted)
1,000                Trinity (TX) River Au. Imp. & Ref. Rev. (Tarrant Co. Wtr.
                     Proj.), Ser. 2003, 5.50%, due 2/1/16                                              AAA             1,098
4,555                Washington St. G.O., Ser. 1998 C, 6.00%, due 7/1/12                               AAA             5,258
7,205                Wisconsin St. G.O., Ser. 2002 C, 5.25%, due 5/1/17                Aaa             AAA             7,746
                                                                                                                     -------
                                                                                                                     227,315
                                                                                                                     -------
Tax-Exempt Securities-Other (81.4%)
4,145                Anson (TX) Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at
                     Dallas-Waterview Park Proj.), Ser. 2002, 5.00%, due 1/1/23                        A               3,948++
1,000                Austin (TX) Convention Enterprises, Inc. Convention Ctr.
                     Hotel First Tier Rev., Ser. 2001 A, 6.38%, due 1/1/16             Baa3            BBB-            1,040
1,645                Badger (WI) Tobacco Asset Securitization Corp. Tobacco
                     Settlement Asset-Backed Rev., Ser. 2002, 6.13%, due 6/1/27        Baa3            BBB             1,517
2,000                Boone Co. (MO) Hosp. Ref. Rev. (Boone Hosp. Ctr.), Ser.
                     2002, 5.05%, due 8/1/20                                           A3                              2,021++
2,425                Branson (MO) Dev. Fin. Board Infrastructure Fac. Board Rev.,
                     Ser. 2003 A, 5.00%, due 12/1/17                                   Baa1                            2,460
3,300                Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                     Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                     Baa2            BBB             3,707++
1,000                Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                     Ser. 2003 D, 5.40%, due 10/1/29 Putable 10/1/14                   Baa2                            1,033++
1,000                Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc.
                     Proj.), Ser. 1999 B, 7.75%, due 12/1/18                           Ba1             BBB-            1,089++
4,000                Brazos (TX) River Harbor Navigation Dist. Env. Fac. Rev.
                     (Dow Chemical Co. Proj.), Ser. 2002 B-2, 4.75%, due 5/15/33
                     Putable 5/15/07                                                   A3              A               4,164++
2,500                Broward Co. (FL) G.O., Ser. 2001 A, 5.25%, due 1/1/18             Aa1                             2,667
5,000                Burke Co. (GA) Dev. Au. PCR (Georgia Pwr. Co. Plant Vogtle
                     Proj.), Ser. 2001, 4.45%, due 1/1/32                              A2              A               5,218++
3,500                California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                     (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23       Baa3            BBB             3,577++
2,500                California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser.
                     2002 A, 5.75%, due 5/1/17                                         A3              BBB+            2,758
3,460                California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser.
                     2002 A, 5.38%, due 5/1/22                                         A3              BBB+            3,611
1,240                California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.),
                     Ser. 2003 A, 6.00%, due 10/1/16                                   A3              A               1,343++
1,500                California Statewide CDA Rev. (East Valley Tourist Dev.
                     Au.), Ser. 2003 A, 9.25%, due 10/1/20                                                             1,624^^
1,500                Chicago (IL) Metro. Wtr. Reclamation Dist. Cap. Imp. G.O.,
                     Ser. 2002 C, 5.38%, due 12/1/16                                                   AAA             1,635
1,000                Clark Co. (WA) Vancouver Sch. Dist. Number 37 G.O., Ser.
                     1998, 5.13%, due 12/1/12                                          A3                              1,096
1,765                Cumberland Co. (PA) West Shore Area Au. Hosp. Rev., (Holy
                     Spirit Hosp. of the Sisters of Christian Charity Proj.),
                     Ser. 2001, 6.05%, due 1/1/19                                                      BBB+            1,843++
2,100                Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Rev.,
                     Ser. 2004 A-1, 6.15%, due 1/1/16                                  Baa3            BBB-            2,095++
4,210                DCH Hlth. Care Au. (AL) Hlth. Care Fac. Rev., Ser. 2002,
                     5.25%, due 6/1/14                                                 A1              A+              4,402
1,000                Delaware River (PA-NJ) Joint Toll Bridge Comm. Sys. Rev.,
                     Ser. 2003, 5.25%, due 7/1/18                                      A2              A-              1,058
1,000                Denton, Tarrant, & Wise Cos. (TX) Northwest Ind. Sch. Dist.
                     Unlimited Sch. Bldg. & Ref. G.O., Ser. 2002, 5.50%, due
                     8/15/17                                                                           AAA             1,094
2,000                Denver (CO) City & Co. Arpt. Sys. Rev., Ser. 1991 D, 7.75%,
                     due 11/15/13                                                                      AAA             2,433

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Intermediate Municipal Fund Inc. cont'd

Principal Amount                            Security @                                        Rating                   Value+
($000's omitted)                                                                       Moody's        S&P    ($000's omitted)
 4,495               Dist. of Columbia (Washington, D.C.) Ref. G.O., Ser. 2002 C,
                     5.25%, due 6/1/13                                                                AAA               4,856
 1,750               Ector Co. (TX) Hosp. Dist. Hosp. Rev., Ser. 2002 A, 5.63%,
                     due 4/15/16                                                         A2           A-                1,800
 1,745               Ector Co. (TX) Hosp. Dist. Hosp. Rev., Ser. 2002 A, 5.63%,
                     due 4/15/17                                                         A2           A-                1,791
 3,000               Fiddlers Creek (FL) Comm. Dev. Dist. Number 2 Spec.
                     Assessment Rev., Ser. 2003 A, 6.00%, due 5/1/16                                  BB-               3,022
 825                 Fort Bend Co. (TX) Ind. Dev. Corp. Ref. PCR (Frito-Lay, Inc.
                     Proj.), Ser. 1987, 3.00%, due 10/1/11                               A1                             837++
 2,000               Freeborn Co. (MN) Hsg. & Redev. Au. Lease Rev. (Criminal
                     Justice Ctr. Proj.), Ser. 2002, 5.38%, due 2/1/17                   Baa1                           2,057
 3,000               Golden St. (CA) Tobacco Securitization Corp. Tobacco
                     Settlement Asset-Backed Rev., Ser. 2003 A-1, 6.25%, due
                     6/1/33                                                              Baa3         BBB               2,716
 5,130               Illinois Ed. Fac. Au. Rev. (Field Museum of Natural
                     History), Ser. 2002, 4.30%, due 11/1/36                             A2           A                 5,092++
 3,560               Indiana Bond Bank Rev., Ser. 2002 B, 5.25%, due 2/1/18              Baa2         A-                3,814
10,000               Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2001
                     A, 5.38%, due 2/1/17                                                             AAA              10,941
 2,050               Indiana St. Hlth. Fac. Fin. Au. Rev. (Hlth. Sys. Sisters of
                     St. Francis), Ser. 2001, 5.35%, due 11/1/15                         Aa3          A                 2,160++
 1,070               Ingham & Clinton Cos. (MI) East Lansing Bldg. Au. Ref. G.O.,
                     Ser. 1999, 5.25%, due 10/1/16                                                    AA                1,153
 3,000               Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed
                     Rev., Ser. 2001 B, 5.30%, due 6/1/25                                Baa3         BBB               2,417
 2,000               Jasper (IN) Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. &
                     Hlth. Care Ctr. Proj.), Ser. 2002, 5.50%, due 11/1/17                            AA                2,128++
 1,050               Kent Co. (MI) Forest Hills Pub. Sch. Unlimited G.O., Ser.
                     2000, 5.25%, due 5/1/19                                             Aa2                            1,119
 2,000               Lehigh Co. (PA) Gen. Purp. Au. Rev. (KidsPeace Oblig.
                     Group), Ser. 1998, 6.00%, due 11/1/23                               Ba2                            1,724++
 2,000               Lubbock (TX) Hlth. Fac. Dev. Corp. Rev. (St. Joseph Hlth.
                     Sys.), Ser. 1998, 5.25%, due 7/1/16                                 Aa3          AA-               2,065++
 1,310               Lyons (NY) Comm. Hlth. Initiatives Corp. Fac. Rev., Ser.
                     2004, 5.50%, due 9/1/14                                             A2                             1,394
 1,375               Macomb Co. (MI) New Haven Comm. Sch. Bldg. & Site G.O., Ser.
                     2002, 5.25%, due 5/1/17                                             Aa1          AA+               1,478
 1,000               Martin Co. (NC) Ind. Fac. & Poll. Ctrl. Fin. Au. Solid Waste
                     Disp. Rev. (Weyerhaeuser Co. Proj.), Ser. 1994, 6.80%, due
                     5/1/24                                                              Baa2         BBB               1,024++
 1,000               Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Union Hosp.
                     of Cecil Co.), Ser. 2002, 5.50%, due 7/1/14                         A3                             1,075++
 2,400               Mashantucket (CT) Western Pequot Tribe Spec. Rev., Sub. Ser.
                     1997 B, 5.70%, due 9/1/12                                           Baa3                           2,550**
 2,450               Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Caritas Christi
                     Oblig. Group), Ser. 1999 A, 5.70%, due 7/1/15                                    A+                2,483++
 2,810               Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
                     (Milford-Whitinsville Reg. Hosp.), Ser. 1998 C, 5.75%, due
                     7/15/13                                                             Baa2         BBB               2,816++
 5,000               Massachusetts St. Wtr. Poll. Abatement Trust Rev., Ser.
                     2001-7, 5.25%, due 2/1/16                                                        AAA               5,399
 5,030               Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA
                     Prog.), Ser. 2002 A, 5.25%, due 8/1/19                              Aaa          AAA               5,387
 3,085               Memphis-Shelby Co. (TN) Arpt. Au. Spec. Fac. Ref. Rev.
                     (Federal Express Corp.), Ser. 2002, 5.05%, due 9/1/12               Baa2         BBB               3,223++
 1,750               Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
                     Med. Ctr. Florida Proj.), Ser. 2004, 6.25%, due 11/15/09            Ba2          BB                1,749++

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Intermediate Municipal Fund Inc. cont'd

Principal Amount                            Security @                                       Rating                    Value+
($000's omitted)                                                                     Moody's         S&P     ($000's omitted)
1,500                Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001 II,
                     5.50%, due 10/15/18                                               Aa1           AA+                1,647
2,735                Michigan Strategic Fund Solid Waste Disp. Ltd. Oblig. Ref.
                     Rev. (Waste Mgt. Inc. Proj.), Ser. 2002, 4.20%, due 12/1/12                     BBB                2,783++
2,000                Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. &
                     Drinking Wtr. Rev., Ser. 2002 B, 5.50%, due 7/1/16                              AAA                2,211
1,115                Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser.
                     2001 II, 5.25%, due 12/1/16                                                     AA                 1,166
  775                Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser.
                     2001 III, 5.05%, due 2/1/15                                                     AA                   813
5,000                Montgomery Co. (PA) Higher Ed. & Hlth. Au. Hosp. Rev.
                     (Abington Mem. Hosp. Proj.), Ser. 2002 A, 5.00%, due 6/1/19                     A                  5,048++
3,000                Moraine (OH) Solid Waste Disp. Rev. (General Motors Corp.
                     Proj.), Ser. 1994, 6.75%, due 7/1/14                              A3            BBB                3,366++
2,500                Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                     Ser. 2001 A, 5.25%, due 11/15/13                                  Baa2          BBB                2,598++
2,000                Nevada St. Cap. Imp. Ltd. G.O., Ser. 1998 B, 5.13%, due
                     4/15/17                                                           Aa2                              2,120
6,900                New Jersey Ed. Fac. Au. Rev. (Stevens Institute of
                     Technology), Ser. 2002 C, 5.25%, due 7/1/17                       Baa1          A-                 7,189++
4,000                New Jersey Hlth. Care Fac. Fin. Au. Rev. (Somerset Med.
                     Ctr.
                     Issue), Ser. 2003, 5.50%, due 7/1/18                              Baa2                             4,073++
3,250                New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15           A2                               3,518
2,580                New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                     New York Proj.), Ser. 2002 A, 5.50%, due 6/1/14                                 A                  2,698++
1,000                New York Convention Ctr. Operating Corp. Cert. of
                     Participation (Yale Bldg. Acquisition Proj.), Ser. 2003,
                     5.25%, due 6/1/08                                                               BB+                1,026
3,500                New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2003
                     A, 5.38%, due 3/15/20                                                           AA                 3,771
1,000                New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth. Oblig.
                     Group), Ser. 2000 C, 6.00%, due 7/1/26                            Baa3                             1,004++
1,300                New York St. Urban Dev. Corp. Ref. Rev. (Correctional Cap.
                     Fac.), Ser. 1998, 5.00%, due 1/1/14                               A3            AA-                1,358
4,780                North Central (TX) Hlth. Fac. Dev. Corp. Hosp. Ref. Rev.
                     (Baylor Hlth. Care Sys. Proj.), Ser. 1998, 5.10%, due
                     5/15/13                                                           Aa3           AA-                4,989++
3,760                Ohio Air Quality Dev. Au. Env. Imp. Ref. Rev. (USX Corp.
                     Proj.), Ser. 1995, 5.00%, due 11/1/15                             Baa1                             4,012++
2,085                Palm Beach Co. (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (BRCH
                     Corp. Oblig. Group), Ser. 2001, 5.00%, due 12/1/12                              A+                 2,174++
3,850                Royal Oak (MI) Hosp. Fin. Au. Hosp. Ref. Rev. (William
                     Beaumont Hosp.), Ser. 1996 I, 6.25%, due 1/1/12                   Aa3           AA-                4,399++
6,795                San Antonio (TX) Ind. Sch. Dist. Unlimited Tax G.O., Ser.
                     2001 B, 5.38%, due 8/15/17                                        Aaa           AAA                7,377
1,240                San Antonio (TX) Unrefunded Balance Cert. of Obligation
                     G.O., Ser. 2002, 5.00%, due 2/1/14                                Aa2           AA+                1,322
  740                San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
                     Redev. Proj.), Ser. 2003 B, 5.00%, due 9/1/17                     Baa2          A-                   747
2,000                Sayre (PA) Hlth. Care Fac. Au. Rev. (Guthrie Hlth. Proj.),
                     Ser. 2002 A, 5.75%, due 12/1/21                                                 A-                 2,055++
1,625                Skagit Co. (WA) Pub. Hosp. Dist. Ref. Rev., Ser. 2003,
                     6.00%, due 12/1/18                                                Baa3                             1,646
2,345                South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev.
                     (Palmetto
                     Hlth. Alliance), Ser. 2003 A, 6.00%, due 8/1/13                   Baa2          BBB                2,492++
2,000                South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev.
                     (Palmetto
                     Hlth. Alliance), Ser. 2003 A, 6.13%, due 8/1/23                   Baa2          BBB                2,056++
  155                Spokane Co. (WA) Ltd. Tax G.O., Ser. 1998, 5.10%, due
                     12/1/17                                                           Aa3                                164

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Intermediate Municipal Fund Inc. cont'd

Principal Amount                            Security @                                       Rating                    Value+
($000's omitted)                                                                      Moody's        S&P     ($000's omitted)
  900                St. Louis (MO) IDA Rev. (St. Louis Convention Ctr.
                     Headquarters Hotel Proj.), Ser. 2000 A, 7.00%, due 12/15/15        Baa3                              828++
2,540                St. Paul (MN) Port Au. Lease Rev. (Office Bldg. at Cedar
                     Street), Ser. 2002, 5.00%, due 12/1/17                             Aa1                             2,682
  500                Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St. Univ.
                     Proj.), Ser. 2002, 5.50%, due 9/1/12                               Baa3                              512
1,000                Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
                     Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                 Baa3         BBB                  842
1,085                Tyler (TX) Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances
                     Hosp. Reg. Hlth. Care Ctr. Proj.), Ser. 2003, 5.25%, due
                     7/1/13                                                             Baa1                            1,118
3,500                Union Co. (SC) IDR (Federal Paper Board Co., Inc. Proj.),
                     Ser. 1989, 4.55%, due 11/1/09                                      Baa2         BBB                3,570++
2,950                Univ. of Texas Board of Regents Fin. Sys. Rev., Ser. 1999 B,
                     5.38%, due 8/15/18                                                              AAA                3,268
1,900                Univ. of Wisconsin Hosp. & Clinics Au. Hosp. Rev., Ser. 2002
                     B, 5.50%, due 4/1/12                                               A1                              2,034
1,750                Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
                     6.15%, due 7/15/17                                                              BB-                1,754
1,000                Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (Hovensa
                     Refinery Proj.), Ser. 2003, 6.13%, due 7/1/22                      Baa3         BBB-               1,039
1,500                Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (Hovensa
                     Refinery Proj.), Ser. 2004, 5.88%, due 7/1/22                      Baa3         BBB-               1,534++
3,125                Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem.
                     Hosp. Assoc.), Ser. 2002, 5.00%, due 12/1/17                                    A                  3,092++
1,000                Washington St. Var. Purp. G.O., Ser. 1999 A, 4.75%, due
                     7/1/17                                                             Aa1          AA+                1,019
2,000                Westmoreland Co. (PA) IDA Gtd. Rev. (National Waste & Energy
                     Corp., Valley Landfill Expansion Proj.), Ser. 1993, 5.10%,
                     due 5/1/18                                                                      BBB                2,066++
2,780                Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. &
                     Med. Ctr., Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15                           A                  2,871++
                                                                                                                     --------
                                                                                                                      243,754
                                                                                                                     --------
Tax-Exempt Cash Equivalent Securities-Backed by Letters of Credit (0.3%)

Societe Generale
  800                Los Angeles (CA) Reg. Arpt. Imp. Corp. Term. Fac. Completion
                     Rev. (Los Angeles Int'l. Arpt.), Ser. 1989, 1.14%, VRDN due
                     8/2/04                                                                          A-1+                 800
                                                                                                                     --------
Tax-Exempt Cash Equivalent Securities-Backed by Insurance (0.2%)

Municipal Bond Investors Assurance Corp.
  100                California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2002 J,
                     1.14%, VRDN due 8/2/04                                             VMIG1        A-1+                 100
  690                Lehigh Co. (PA) Gen. Purp. Au. Hosp. Rev. (Lehigh Valley
                     Hlth.), Ser. 1999 B, 1.08%, VRDN due 8/2/04                        VMIG1                             690++
                                                                                                                     --------
                                                                                                                          790
                                                                                                                     --------
                     Total Investments (158.4%) (Cost $468,724)                                                       474,565##

                     Cash, receivables and other assets, less liabilities (1.5%)                                        4,347
                     Liquidation Value of Auction Market Preferred Shares                                            (179,400)
                     [(59.9%)]
                                                                                                                     --------
                     Total Net Assets applicable to Common
                     Shareholders (100.0%)                                                                            299,512
                                                                                                                     --------

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments New York Intermediate Municipal Fund Inc.
-----------------------------------------------------------------

Principal Amount                        Security @                                                   Rating                   Value+
$(000's omitted)                                                                                Moody's     S&P     $(000's omitted)
Tax-Exempt Securities-Backed by Insurance (34.7%)

American Capital Access
      1,060        Puerto Rico Ind ., Tourist, Ed., Med., & Env. Ctrl. Fac.
                   Rev., (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A,
                   5.25%, due 8/1/16                                                                        A                1,077++
American Municipal Bond Assurance Corp.
      2,000        Metro. Trans. Au. (NY) Ref. Rev., Ser. 2002 A, 5.50%, due
                   11/15/15                                                                                 AAA              2,213
      2,920        New York City (NY) IDA Civic Fac. Rev. (Packer Collegiate
                   Institute Proj.), Ser. 2002, 5.00%, due 6/1/22                               Aaa         AAA              3,006++
        960        New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
                   Rev., Ser. 1992 A, 5.88%, due 6/15/13                                        Aaa                          1,107
      2,025        New York City (NY) Trans. Fin. Au. Ref. Rev., Ser. 2002 C,
                   5.25%, due 8/1/17                                                                        AAA              2,177
      2,410        New York St. Dorm. Au. Rev. (Rochester Institute of
                   Technology Proj.), Ser. 2002 A, 5.25%, due 7/1/19                            Aaa                          2,574++
      3,000        Port Authority of NY & NJ Rev., Ser. 2002, 5.50%, due
                   12/15/12                                                                                 AAA              3,296
      1,535        Ulster Co. (NY) Res. Rec. Agcy. Solid Waste Sys. Ref. Rev.,
                   Ser. 2002, 5.25%, due 3/1/16                                                             AAA              1,645
Financial Guaranty Insurance Co.
      2,505        Metro. Trans. Au. (NY) Dedicated Tax Fund Rev., Ser. 2001 A,
                   5.25%, due 11/15/14                                                                      AAA              2,734
Financial Security Assurance Inc.
        500        Long Island (NY) Pwr. Au. Elec. Sys. Rev., Ser. 1998 A,
                   5.13%, due 12/1/16                                                           Aaa         AAA                535
      1,410        New York City (NY) Hlth. & Hosp. Corp. Rev., Ser. 2002 A,
                   5.50%, due 2/15/13                                                                       AAA              1,565
Municipal Bond Investors Assurance Corp.
      2,000        New York St. Dorm. Au. Insured Rev. (Long Island Jewish Med.
                   Ctr.), Ser. 1998, 5.00%, due 7/1/18                                                      AAA              2,052++
      1,600        New York St. Dorm. Au. Insured Rev. (The Culinary Institute
                   of America), Ser. 1999, 5.38%, due 7/1/15                                                AAA              1,743++
      1,980        New York St. Dorm. Au. Rev. (New York Med. College Proj.),
                   Ser. 1998, 5.00%, due 7/1/21                                                 Aaa         AAA              2,037++
                                                                                                                          ---------
                                                                                                                             27,761
                                                                                                                          ---------
Tax-Exempt Securities-Other (123.4%)
      3,000        Albany (NY) IDA Civic Fac. Rev., (Charitable Leadership
                   Foundation Ctr. for Med. Science Proj.), Ser. 2002 A, 6.00%,
                   due 7/1/19                                                                   Baa3                         3,163
        800        Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                   Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                                Baa2        BBB                899
        750        Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc.
                   Proj.), Ser. 1999 B, 7.75%, due 12/1/18                                      Ba1         BBB-               817++
      1,000        Brazos (TX) River Harbor Navigation Dist. of Brazoria Co.
                   Env. Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002 A-4,
                   5.20%, due 5/15/33 Putable 5/15/08                                           A3          A                1,053++
      1,590        Cumberland Co. (PA) West Shore Area Au. Hosp. Rev., (Holy
                   Spirit Hosp. of the Sisters of Christian Charity Proj.),
                   Ser. 2001, 5.90%, due 1/1/17                                                             BBB+             1,663++
        400        Dallas-Fort Worth (T X) In t'l. Arpt. Fac. Imp. Corp. Rev.,
                   Ser. 2004 A-1, 6.15%, due 1/1/16                                             Baa3        BBB-               399++
      1,000        De Kalb Co. (GA) Dev. Au. Ref. PCR (General Motors Corp.
                   Proj.), Ser. 2002, 6.00%, due 3/15/21                                        A3          BBB              1,021++
      1,000        Dutchess Co. (NY) IDA Civic Fac. Ref. Rev. (Marist College
                   Proj.), Ser. 2003 A, 5.15%, due 7/1/17                                       Baa1                         1,035++

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

Principal Amount                        Security @                                                   Rating                   Value+
$(000's omitted)                                                                                Moody's     S&P     $(000's omitted)
      2,000        Dutchess Co. (NY) IDA Ind. Dev. Rev. (IBM Proj.), Ser. 1999,
                   5.45%, due 12/1/29                                                           A1          A+               2,167++
      2,000        Long Island Pwr. Au. (NY) Elec. Sys. Gen. Rev., Ser. 1998 A,
                   5.50%, due 12/1/13                                                           Aaa         AAA              2,281
      1,500        Lyons (NY) Comm. Hlth. Initiatives Corp. Fac. Rev., Ser.
                   2004, 5.50%, due 9/1/14                                                      A2                           1,596
        500        Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
                   Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09                  Ba2         BB                 500++
        980        Monroe Co. (NY) IDA Std. Hsg. Rev., (Collegiate Hsg.
                   Foundation - Rochester Institute of Technology Proj.), Ser.
                   1999 A, 5.25%, due 4/1/19                                                    Baa3                           969++
      1,000        Monroe Co. (NY) Newpower Corp. Pwr. Fac. Rev., Ser. 2003,
                   5.10%, due 1/1/16                                                                        BBB+               1,022
      1,000        Monroe Co. (NY) Pub. Imp. Ref. G.O., Ser. 1996, 6.00%, due
                   3/1/13                                                                       A3          AA-                1,147
      1,000        Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                   Ser. 2001 A, 5.25%, due 11/15/13                                             Baa2        BBB              1,039++
      1,000        New York City (NY) G.O., Ser. 1998 J, 5.00%, due 8/1/11                        A2          A                1,050
      1,000        New York City (NY) G.O., Ser. 2002 A, 5.75%, due 8/1/16                        A2          A                1,093
        750        New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15                        A2                             812
      4,000        New York City (NY) Hsg. Dev. Corp. Multi-Family Hsg. Rev.,
                   Ser. 2002 E-2, 5.05%, due 11/1/23                                            Aa2         AA               4,033
      1,000        New York City (NY) IDA (Brooklyn Navy Yard Cogeneration
                   Partners) IDR, Ser. 1997, 6.20%, due 10/1/22                                 Ba1         BBB-               977
      1,000        New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                   New York Proj.), Ser. 2002 A, 5.50%, due 6/1/15                                          A                1,039++
      1,030        New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                   New York Proj.), Ser. 2002 A, 5.50%, due 6/1/17                                          A                1,061++
        500        New York City (NY) IDA Ind. Dev. Rev. (Harlem Auto Mall
                   Proj.), Ser. 2004, 5.13%, due 12/30/23                                       Baa1        BBB                482++
      4,000        New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
                   Rev., Ser. 2002 D, 5.25%, due 6/15/15                                        Aa2         AA               4,315
      3,000        New York City (NY) Trans. Fin. Au. Ref. Rev., Ser. 2002 B,
                   5.25%, due 2/1/29                                                            Aa2                          3,245
        800        New York Convention Ctr. Operating Corp. Cert. of
                   Participation (Yale Bldg. Acquisition Proj.), Ser. 2003,
                   5.25%, due 6/1/08                                                            Aa1                            821
      2,000        New York St. Dorm. Au. Court Fac. Lease Rev. (New York City
                   Issue), Ser. 2003 A, 5.50%, due 5/15/17                                      A3          A                2,160
      1,675        New York St. Dorm. Au. Insured Rev. (Long Island Univ.),
                   Ser. 2003 A, 5.25%, due 9/1/15                                                           AA               1,796++
      3,000        New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.),
                   Ser. 2003, 5.75%, due 2/15/17                                                            AA-              3,308++
      1,125        New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.), Ser.
                   1995 A, 5.63%, due 7/1/16                                                    A3          AA-              1,265
      1,010        New York St. Dorm. Au. Rev. (Columbia Univ. Proj.), Ser.
                   2001 A, 5.25%, due 7/1/16                                                                AAA              1,097++
      2,985        New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group
                   Proj.), Ser. 2001, 5.75%, due 7/1/14                                         A3                           3,240++
      2,000        New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group
                   Proj.), Ser. 2001, 5.75%, due 7/1/16                                         A3          A-               2,141++
      2,500        New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth. Oblig.
                   Group), Ser. 2000 B, 6.25%, due 7/1/22                                       Baa3                         2,516++
        525        New York St. Dorm. Au. Rev. (New York Methodist Hosp.), Ser.
                   2004, 5.25%, due 7/1/18                                                      A3                             545
        500        New York St. Dorm. Au. Rev. (North Shore-Long Island Jewish
                   Oblig. Group), Ser. 2003, 5.00%, due 5/1/18                                  A3                             506++
      2,855        New York St. Dorm. Au. Rev. (Rivington House Hlth. Care

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

Principal Amount                        Security @                                                   Rating                   Value+
$(000's omitted)                                                                                Moody's     S&P     $(000's omitted)
                   Fac.), Ser. 2002, 5.25%, due 11/1/15                                         Aa1                          3,058++
      3,000        New York St. Dorm. Au. Rev. (SS Joachim & Anne Residence
                   Proj.), Ser. 2002, 4.60%, due 7/1/16                                         Aa3                          3,009
        250        New York St. Dorm. Au. Secured Hosp. Ref. Rev. (Brookdale
                   Hosp. Med. Ctr.), Ser. 1998 J, 5.20%, due 2/15/16                            A3          AA-                261++
      5,500        New York St. Dorm. Au. St. Personal Income Tax Rev., Ser.
                   2003 A, 5.38%, due 3/15/17                                                               AA               5,980
      1,000        New York St. Dorm. Au. Third Gen. Resolution Rev. (St. Univ.
                   Ed. Fac. Issue Proj.), Ser. 2002 B, 5.25%, due 11/15/23                      A3          AA-              1,082
      5,000        New York St. Energy Res. & Dev. Au. Fac. Rev. (Consolidated
                   Edison Co. of New York, Inc. Proj.), Ser. 2001 A, 4.70%, due
                   6/1/36                                                                       A1          A+               5,029++
      1,000        New York St. Env. Fac. Corp. Solid Waste Disp. Rev. (Waste
                   Management, Inc. Proj.), Ser 2004 A, 4.45%, due 7/1/17
                   Putable 7/1/09                                                                           BBB              1,010
      2,000        New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 1997-67,
                   5.70%, due 10/1/17                                                           Aa1                          2,086
      2,000        New York St. Pwr. Au. Rev., Ser. 2002 A, 5.25%, due 11/15/16                 Aa2         AA-              2,166
        500        New York St. Urban Dev. Corp. Correctional & Youth Fac. Svc.
                   Rev., Ser. 2002 C, 4.00%, due 1/1/20                                                     AA-                503
      1,325        New York St. Urban Dev. Corp. Proj. Ref. Rev. (Ctr. for Ind.
                   Innovation), Ser. 1995, 6.25%, due 1/1/09                                    A3          AA-              1,493
      2,000        Niagara Co. (NY) IDA Civic Fac. Rev. (Niagara Univ. Proj.),
                   Ser. 2001 A, 5.50%, due 11/1/16                                                          AA               2,146++
      2,500        Niagara Co. (NY) IDA Solid Waste Disp. Fac. Ref. Rev.
                   (American Ref.-Fuel Co. of Niagara), Ser. 2001 C, 5.63%, due
                   11/15/24                                                                     Baa1        BBB              2,613
        945        Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
                   Rev., Ser. 2002, 5.38%, due 5/15/33                                          Baa3        BBB                824
      1,000        Santa Rosa (CA) Rancheria Tachi Yokut Tribe Enterprise Rev.,
                   Ser. 2003, 6.13%, due 3/1/13                                                             BBB                994
      1,000        Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
                   Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                           Baa3        BBB                842
      3,000        Triborough Bridge & Tunnel Au. (NY) Gen. Purp. Ref. Rev.,
                   Ser. 2002 B, 5.25%, due 11/15/18                                             Aa3         AA-              3,212
        500        United Nations (NY) Dev. Corp. Sr. Lien Ref. Rev., Ser. 2004
                   A, 5.25%, due 7/1/17                                                         A3                             523
        500        Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
                   6.15%, due 7/15/17                                                                       BB-                501
        250        Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (Hovensa
                   Refinery Proj.), Ser. 2003, 6.13%, due 7/1/22                                Baa3        BBB-               260
        750        Virgin Islands Pub. Fin. Au. Rev. (Sub. Lien/Cap. Proj.),
                   Ser. 1998 E, 6.00%, due 10/1/22                                                          BBB                759
      1,000        Westchester Co. (NY) IDA Continuing Care Retirement Comm.
                   Rev. (Kendal on Hudson Proj.), Ser. 2003 B, 5.70%, due
                   1/1/34                                                                                   BB                 993++
      1,000        Yonkers (NY) IDA Civic Fac. Rev. (Comm. Dev. Properties -
                   Yonkers, Inc.), Ser. 2001 A, 6.25%, due 2/1/16                               Baa3        BBB-             1,073++
                                                                                                                        ----------
                                                                                                                            98,690
                                                                                                                        ----------
Tax-Exempt Cash Equivalent Securities-Backed by Letters of Credit (0.8%)

Morgan Guaranty Trust Co.
600                  New York City (NY) G.O., Sub. Ser. 1993 E-2, 1.08%, VRDN due
                     8/2/04                                                                     VMIG1       A1+                600
                                                                                                                        ----------
                     Total Investments (158.9%) (Cost $125,766)                                                            127,051##
                                                                                                                        ----------

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

                                     Security @                                             Value+
                                                                                  $(000's omitted)
     Cash, receivables and other assets, less liabilities (1.4%)                             1,175
     Liquidation Value of Auction Market Preferred Shares [(60.3%)]                        (48,250)
                                                                                         ----------
     Total Net Assets Applicable to Common
     Shareholders (100.0%)                                                                  79,976
                                                                                         ----------

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Notes to Schedule of Investments
--------------------------------

+ Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), or Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the Board of Directors of California, Intermediate, or New York (each a "Board"), believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

## At July 31, 2004, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                                                          Gross
       (000's omitted)                                          Gross Unrealized     Unrealized   Net Unrealized
       Neuberger Berman                                  Cost       Appreciation   Depreciation     Appreciation
       California Intermediate Municipal Fund Inc.   $153,751             $1,992        $   657           $1,335
       Intermediate Municipal Fund Inc.               468,724              7,548          1,707            5,841
       New York Intermediate Municipal Fund Inc.      125,766              1,655            370            1,285

@ Municipal securities held by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 79%, 74%, and 54% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

++     Security is guaranteed by the corporate or non-profit obligor.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and are deemed liquid. At July 31, 2004, these securities amounted to $2,550,000 or 0.9% of net assets for Intermediate.

^^     Not rated by a nationally recognized statistical rating organization.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Intermediate Municipal Fund, Inc.


By: /s/ Peter E. Sundman
   ------------------------------------
Name:   Peter E. Sundman
Title:  Chief Executive Officer

Date:  September 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
   ------------------------------------
Name:  Peter E. Sundman
Title: Chief Executive Officer

Date:  September 28, 2004



By: /s/ Barbara Muinos
   ------------------------------------
Name:   Barbara Muinos
Title:  Treasurer and Principal Financial
        and Accounting Officer

Date:  September 28, 2004